Financial Risk Management (Details) - TWD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial liabilities and financial instruments
Financial liabilities and financial instruments, Contractual cash flows	$ 123,653,473	$ 135,299,596
Not later than one year [member]
Financial liabilities and financial instruments
Financial liabilities and financial instruments, Contractual cash flows	14,445,249	22,528,519
Later than five years [member]
Financial liabilities and financial instruments
Financial liabilities and financial instruments, Contractual cash flows	6,850,253	9,675,048
Later than one year and not later than three years [member]
Financial liabilities and financial instruments
Financial liabilities and financial instruments, Contractual cash flows	68,465,403	75,426,560
Later than three years and not later than five years [member]
Financial liabilities and financial instruments
Financial liabilities and financial instruments, Contractual cash flows	33,892,568	27,669,469
Short-term borrowings [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, Contractual cash flows	3,424,376	526,723
Short-term borrowings [Member] | Not later than one year [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, Contractual cash flows	3,424,376	526,723
Short-term borrowings [Member] | Later than five years [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, Contractual cash flows	0	0
Short-term borrowings [Member] | Later than one year and not later than three years [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, Contractual cash flows	0	0
Short-term borrowings [Member] | Later than three years and not later than five years [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, Contractual cash flows	0	0
Long-term borrowings (including current installments) [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, Contractual cash flows	119,344,944	133,125,692
Long-term borrowings (including current installments) [Member] | Not later than one year [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, Contractual cash flows	10,941,692	21,116,908
Long-term borrowings (including current installments) [Member] | Later than five years [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, Contractual cash flows	6,055,183	8,923,108
Long-term borrowings (including current installments) [Member] | Later than one year and not later than three years [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, Contractual cash flows	68,455,501	75,423,482
Long-term borrowings (including current installments) [Member] | Later than three years and not later than five years [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, Contractual cash flows	33,892,568	27,662,194
Refundable deposits [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, Contractual cash flows	838,482	838,263
Refundable deposits [Member] | Not later than one year [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, Contractual cash flows	33,510	75,970
Refundable deposits [Member] | Later than five years [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, Contractual cash flows	795,070	751,940
Refundable deposits [Member] | Later than one year and not later than three years [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, Contractual cash flows	9,902	3,078
Refundable deposits [Member] | Later than three years and not later than five years [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, Contractual cash flows	0	7,275
Foreign currency forward contracts-inflows [Member]
Financial liabilities and financial instruments
Derivative financial liabilities, Contractual cash flows	(22,124,574)	(37,819,838)
Foreign currency forward contracts-inflows [Member] | Not later than one year [member]
Financial liabilities and financial instruments
Derivative financial liabilities, Contractual cash flows	(22,124,574)	(37,819,838)
Foreign currency forward contracts-inflows [Member] | Later than five years [member]
Financial liabilities and financial instruments
Derivative financial liabilities, Contractual cash flows	0	0
Foreign currency forward contracts-inflows [Member] | Later than one year and not later than three years [member]
Financial liabilities and financial instruments
Derivative financial liabilities, Contractual cash flows	0	0
Foreign currency forward contracts-inflows [Member] | Later than three years and not later than five years [member]
Financial liabilities and financial instruments
Derivative financial liabilities, Contractual cash flows	0	0
Foreign currency forward contracts-outflows [Member]
Financial liabilities and financial instruments
Derivative financial liabilities, Contractual cash flows	22,170,245	38,625,310
Foreign currency forward contracts-outflows [Member] | Not later than one year [member]
Financial liabilities and financial instruments
Derivative financial liabilities, Contractual cash flows	22,170,245	38,625,310
Foreign currency forward contracts-outflows [Member] | Later than five years [member]
Financial liabilities and financial instruments
Derivative financial liabilities, Contractual cash flows	0	0
Foreign currency forward contracts-outflows [Member] | Later than one year and not later than three years [member]
Financial liabilities and financial instruments
Derivative financial liabilities, Contractual cash flows	0	0
Foreign currency forward contracts-outflows [Member] | Later than three years and not later than five years [member]
Financial liabilities and financial instruments
Derivative financial liabilities, Contractual cash flows	$ 0	0
Interest rate swap contracts [Member]
Financial liabilities and financial instruments
Derivative financial liabilities, Contractual cash flows		3,446
Interest rate swap contracts [Member] | Not later than one year [member]
Financial liabilities and financial instruments
Derivative financial liabilities, Contractual cash flows		3,446
Interest rate swap contracts [Member] | Later than five years [member]
Financial liabilities and financial instruments
Derivative financial liabilities, Contractual cash flows		0
Interest rate swap contracts [Member] | Later than one year and not later than three years [member]
Financial liabilities and financial instruments
Derivative financial liabilities, Contractual cash flows		0
Interest rate swap contracts [Member] | Later than three years and not later than five years [member]
Financial liabilities and financial instruments
Derivative financial liabilities, Contractual cash flows		$ 0